CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 18,567	$ 12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and software amortization	1,888	1,956
Net loss (gain) on securities	57	(742)
Net amortization of securities	957	605
Amortization of core deposit intangible	264	264
Provision for loan losses	2,982	3,300
Deferred income taxes	(973)	(1,587)
(Gain) loss on sale of foreclosed assets	207	(76)
Write-down of foreclosed assets	0	920
Loss on sale of premises, equipment and software	0	15
Stock-based compensation	825	739
Net decrease (increase) in loans held for sale	3,296	(3,118)
Income from bank owned life insurance	(497)	(528)
Decrease (increase) in interest receivable	73	(1,256)
Decrease in interest payable	(146)	(195)
Net other operating activities	2,203	(950)
Net cash provided by operating activities	29,703	11,454
INVESTING ACTIVITIES
Purchase of securities available for sale	(67,887)	(85,255)
Purchase of other equity securities	(9,000)	(5,007)
Proceeds from sale of securities available for sale	15,759	26,185
Proceeds from sale of other equity securities	4,995	0
Proceeds from maturities, calls, and paydowns of securities available for sale	11,601	9,111
Net redemption (purchase) of restricted equity securities	624	(1,213)
Net increase in loans	(220,282)	(199,324)
Proceeds from sale of foreclosed assets	7,187	1,554
Proceeds from bank owned life insurance	755	148
Proceeds from sale of premises, equipment and software	0	376
Purchase of premises, equipment and software	(4,507)	(6,648)
Net cash used in investing activities	(260,755)	(260,073)
FINANCING ACTIVITIES
Net increase in deposits	416,790	189,147
Net proceeds from issuance of common stock in connection with IPO	20,958	0
Proceeds from issuance of common stock	165	86
Net (repayment) proceeds of other borrowings	(4,920)	30,900
Net proceeds of note payable	4,500	0
Repayment of subordinated notes	(4,500)	0
Common stock dividends paid	(2,892)	(1,842)
Net cash provided by financing activities	430,101	218,291
Net increase (decrease) in cash and cash equivalents	199,049	(30,328)
Cash and cash equivalents at beginning of year	84,907	115,235
Cash and cash equivalents at end of year	283,956	84,907
Cash paid during the year for:
Interest	5,010	8,903
Income taxes	7,082	4,304
NONCASH TRANSACTIONS
Transfers of loans to foreclosed assets	100	10,300
Internally financed sales of foreclosed assets	0	4,356
Transfer of state and municipal available for sale securities to held to maturity securities	$ 19,684	$ 0